Financial Instruments – Risk Management (Tables)	12 Months Ended
Jun. 30, 2025
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of Liquidity Risk

The following table sets out the contractual maturities of financial liabilities:

As of June 30, 2025	Up to 3 months	3 to 12 months	Between one and three years
Trade and other payables	7,323,933	-	-
Borrowings	227,154,007	-	1,348,173
Convertible notes	-	-	18,260,456
Lease liability	117,463	-	-
Total	234,595,403	-	19,608,629

As of June 30, 2024	Up to 3 months	3 to 12 months	Between one and three years
Trade and other payables	107,801,065	61,136,471	-
Borrowings	87,538,816	146,971,935	127,248,305
Consideration for acquisition of assets	-	4,571,824	2,005,143
Convertible notes	-	-	80,809,686
Lease liability	738,561	2,384,217	8,161,359
Total	196,078,442	215,064,447	218,224,493

Schedule of Other Foriegn Currencies with Variables Remaining Constant	The Company estimates that a devaluation or an appreciation of the Argentine peso against the U.S. dollar of 20% during the year ended June 30, 2025, would have resulted in the following results:
	Estimated
Exchange rate variation	(-) 20%	(+) 20%
Argentine peso amount expressed in US$	(51,228,445)	51,228,445

Schedule of Financial Assets by Category

Financial assets by category

	Amortized cost		Mandatorily measured at fair value through profit or loss
Financial asset	06/30/2025	06/30/2024	06/30/2025	06/30/2024
Cash and cash equivalents	767,919	27,210,070	-	56,284,573
Other financial assets	8,234,539	-	19,722	14,858,124
Trade receivables	6,085,400	209,007,195	-	-
Other receivables (*)	14,085,303	45,342,974	-	-
Total	29,173,161	281,560,239	19,722	21,142,697

(*)	Advances expenses and tax balances are not included.

Schedule of Financial Liabilities by Category

Financial liabilities by category

	Amortized cost		Mandatorily measured at fair value through profit or loss
Financial liability	06/30/2025	06/30/2024	06/30/2025	06/30/2024
Trade and other payables	7,323,933	156,947,744	-	11,989,792
Borrowings	228,502,180	361,759,056	-	-
Consideration for acquisition of assets	-	3,852,853	-	2,724,114
Convertible notes	18,260,456	80,809,686	-	-
Lease liability	117,463	11,284,137	-	-
Warrants	-	-	1,211,093	-
Total	254,204,032	614,653,476	1,211,093	14,713,906

Schedule of Fair Value by Hierarchy	Level 3 comprises financial instruments with inputs for estimating fair value that are not based on observable market data.
	Level 1	Level 2	Level 3
Measurement at fair value at 06/30/2025
Financial assets at fair value
Investments at fair value	19,722	-	-

Financial liabilities valued at fair value
Warrant liability	181,093	-	1,030,000

	Level 1	Level 2	Level 3
Measurement at fair value at 06/30/2024
Financial assets at fair value
Mutual funds	12,943,378	-	-
Moolec Science SA shares	2,191,286	-	-
Investments at fair value	2,311,604	-	-
US Treasury bills	1,993,668	-	-
Other investments	1,702,761	-	-

Financial liabilities valued at fair value
Trade and other payables	-	11,989,792	-
Consideration for acquisition	2,724,114	-	-

Currency Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of Interest Rate Risk	The table below sets forth the net exposure to currency risk as of June 30, 2025:
Net foreign currency position	06/30/2025
Amount expressed in US$	(206,837,587)
Other currencies	(49,304,636)

Interest Rate Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of Interest Rate Risk

The Group’s debt composition is set out below.

	06/30/2025	06/30/2024
Carrying amount
Fixed-rate instruments
Current financial liabilities	227,154,007	187,141,491
Non-current financial liabilities	19,608,629	193,681,929
	246,762,636	380,823,420
Variable-rate instruments
Current financial liabilities	-	47,369,260
Non-current financial liabilities	-	14,376,062
	-	61,745,322